Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2023	$2,564
2024	(5,887)
2025	(12,649)
2026	(4,377)
Total	$(20,349)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2021	December 31, 2022
Hires collected in advance	$19,173	$16,906
Charter revenue resulting from varying charter rates	38,524	42,861
Total	$57,697	$59,767
Less current portion	(23,830)	(25,227)
Non-current portion	$33,867	$34,540